Mine restoration provisions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Inflation rate	2.30%
Mine restoration provision	$ 73	$ 126
Bottom of range
Disclosure of fair value measurement of assets [line items]
Discount rate	1.93%
Top of range
Disclosure of fair value measurement of assets [line items]
Discount rate	2.13%